Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Schedule of Intangible Assets
Intangible assets include:

	Capitalized development costs	Licenses	Total
	(in thousands)
Cost:
At January 1, 2019	$5,717	$19,104	$24,821
Additions	5,020	3,752	8,772
Disposals	—	(2,045)	(2,045)
Exchange difference	—	7	7
At December 31, 2019	10,737	20,818	31,555
Additions	6,061	8,579	14,640
Disposals	—	(14)	(14)
Exchange difference	—	8	8
At December 31, 2020	16,798	29,391	46,189
Additions	18,297	1,450	19,747
Disposals	—	—	—
Exchange difference	—	167	167
At December 31, 2021	$35,095	$31,008	$66,103
Depreciation and impairment:
At January 1, 2019	$680	$11,732	$12,412
Amortization	1,075	3,204	4,279
Disposals	—	(1,838)	(1,838)
Exchange difference	—	6	6
At December 31, 2019	1,755	13,104	14,859
Amortization	1,495	4,523	6,018
Disposals	—	(8)	(8)
Exchange difference	—	8	8
At December 31, 2020	3,250	17,627	20,877
Amortization	2,460	4,591	7,051
Impairment	—	148	148
Disposals	—	—	—
Exchange difference	—	43	43
At December 31, 2021	$5,710	$22,409	$28,119
Net book value:
At January 1, 2019	$5,037	$7,372	$12,409
At December 31, 2019	8,982	7,714	16,696
At December 31, 2020	13,548	11,764	25,312
At December 31, 2021	$29,385	$8,599	$37,984